Net Loss Per Share - Reconciliation of Numerator and Denominator of the Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ 10.4	$ 13.8	$ 15.9	$ 6.5	$ 7.1	$ 13.2	$ 11.2	$ (23.7)	$ 46.6	$ 7.8	$ 37.0
Numerator:
Net earnings from continuing operations	$ 5.8	$ 14.9	$ 14.9	$ 5.9	$ 3.3	$ 12.3	$ 10.1	$ (24.6)	$ 41.5	$ 1.1	$ 30.5
Denominator:
Denominator for basic EPS–weighted-average common shares (in shares)									69,726,528	68,574,631	67,504,065
Dilutive effect of stock-based compensation arrangements (in shares)									2,017,119	2,427,276	2,625,997
Denominator for diluted EPS–adjusted weighted-average common shares (in shares)									71,743,647	71,001,907	70,130,062
Basic EPS (in dollars per share)	$ 0.08	$ 0.21	$ 0.21	$ 0.09	$ 0.05	$ 0.18	$ 0.15	$ (0.36)	$ 0.60	$ 0.02	$ 0.45
Diluted EPS (in dollars per share)	$ 0.08	$ 0.21	$ 0.21	$ 0.08	$ 0.05	$ 0.17	$ 0.14	$ (0.36)	$ 0.58	$ 0.02	$ 0.43